STATEMENTS OF CASH FLOWS (FY) - USD ($)		4 Months Ended
	Jan. 04, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (146)	$ (13,539)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid in advance by related party	0	11,216
Changes in operating assets and liabilities:
Prepaid expenses	146	(1,750)
Accrued expenses	0	4,073
Net cash used in operating activities	0	0
Net change in cash	0	0
Cash - beginning of the period	0	0
Cash - end of the period	0	0
Supplemental disclosure of noncash investing and financing activities:
Issuance of Class B ordinary shares to Sponsor in exchange for payment of outstanding accounts payable balance	25,000	0
Deferred offering costs included in accounts payable	0	25,000
Deferred offering costs included in accrued expenses	$ 0	$ 15,705